TCW Core Fixed Income Portfolio Expense Example - TCW Core Fixed Income Portfolio	Dec. 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 48
Expense Example, with Redemption, 3 Years	177
Expense Example, with Redemption, 5 Years	317
Expense Example, with Redemption, 10 Years	726
Class B
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	74
Expense Example, with Redemption, 3 Years	256
Expense Example, with Redemption, 5 Years	454
Expense Example, with Redemption, 10 Years	$ 1,026